Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.40%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.40%)